SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Amortization of inventory fair value	$ 1,171
Amortization of intangible assets	551	0
Gain on bargain purchase	$ (4,623)	$ 0
Major customers representing total revenue percentage	10.00%	10.00%